SCHEDULE OF BASIC AND DILUTED NET LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net income/(loss) attributable to YUNJI INC’s ordinary shareholders	$ (23,259)	¥ (165,129)	¥ (138,173)	¥ 131,966
Denominator:
-Weighted average ordinary shares outstanding	1,971,108,505	1,971,108,505	2,088,319,721	2,139,963,573
Dilutive effect of share options				7,242,017
Denominator for diluted earnings per ordinary share	1,971,108,505	1,971,108,505	2,088,319,721	2,147,205,590
-Basic | (per share)	$ (0.01)	¥ (0.08)	¥ (0.07)	¥ 0.06
-Diluted | (per share)	$ (0.01)	¥ (0.08)	¥ (0.07)	¥ 0.06